Basis of Presentation	12 Months Ended
Dec. 31, 2019
Basis of Presentation
Basis of Presentation

(2)    Basis of Presentation

The consolidated financial statements have been prepared on the basis of the accounting records of Grifols, S.A. and of the Group companies. The consolidated financial statements for 2019 have been prepared under International Financial Reporting Standards as issued by the International Accounting Standard Board (IFRS-IASB)  which for Grifols Group purposes, are identical to the standards as endorsed by the International Financial Reporting Standards as adopted by the European Union (IFRS-EU) to present fairly the consolidated equity and consolidated financial position of Grifols, S.A. and subsidiaries at 31 December 2019, as well as the consolidated results from their operations, consolidated cash flows and consolidated changes in equity for  the year then ended.

The consolidated financial statements have been prepared on a going concern basis.

The Group adopted IFRS-EU for the first time on 1 January 2004 and has been preparing its financial statements under International Financial Reporting Standards, as adopted by the European Union (IFRS-EU) as required by spanish capital market regulations governing the presentation of financial statements by companies whose debt or own equity instruments are listed on a regulated market.

The Board of Directors of Grifols, S.A. considers that these consolidated financial statements of 2019 authorized for issue at their meeting held on 1 April 2020, will be approved by the shareholders without any modifications.

In accordance with the provision of section 357 of the Irish Companies Act 2014, the Company has irrevocably guaranteed all liabilities of an Irish subsidiary undertaking, Grifols Worldwide Operations Limited (Ireland) (see Appendix I), for the financial year ended 31 December 2019 as referred to in subsection 1(b) of that Act, for the purposes of enabling Grifols Worldwide Operations Limited to claim exemption from the requirement to file their own financial statements in Ireland.

(a)Relevant accounting estimates, assumptions and judgments used when applying accounting principles

The preparation of the consolidated financial statements  in conformity with IFRS-IASB requires management to make judgments, estimates and assumptions that affect the application of Group accounting policies. The following notes include a summary of the relevant accounting estimates and judgments used to apply accounting policies which have the most significant effect on the amounts recognized in the consolidated financial statements.

•

Assumptions used to test non-current assets and goodwill for impairment. Relevant cash generating units are tested annually for impairment. These are based on risk-adjusted future cash flows discounted using appropriate interest rates. The key assumptions used are specified in note 7. Assumptions relating to risk-adjusted future cash flows and discount rates are based on business forecasts and are therefore inherently subjective. Future events could cause a change in business forecasts, with a consequent adverse effect on the future results of the Group. To the extent considered a reasonably possible change in key assumptions could result in an impairment of goodwill, a sensitivity analysis has been disclosed to show the effect of changes to these assumptions and the effect of the cash generating unit (CGU) on the recoverable amount.

•	Determination the fair value of assets, liabilities and contingent liabilities related to business combinations. Details of the fair value methods used by the Group are provided in note 3.
•	Evaluation of the capitalization of development costs (see note 4(h)). The key assumption is related to the estimation of sufficient future economic benefits of the projects.
•

Evaluation of provisions and contingencies. Key assumptions relate to the evaluation of the likelihood of an outflow of resources due to a past event, as well as to the evaluation of the best estimate of the likely outcome. These estimates take into account the specific circumstances of each dispute and relevant external advice and therefore are inherently subjective and could change substantially over time as new facts arise and each dispute progresses. Details of the status of various uncertainties involved in significant unresolved disputes are set out in note 29.

•

The calculation of the income tax expense requires tax legislation interpretations in the jurisdictions where Grifols operates. The decision as to whether the tax authority will accept a given uncertain tax treatment and the expected outcome of outstanding litigation requires significant estimates and judgements. Likewise, Grifols recognizes deferred tax assets, mainly from deductible temporary differences to the extent that it is probable that sufficient taxable income will be available against which they can be utilized, based on management estimates on amount and payments of future taxable profits (see notes 4(s) and 28).

•	Analysis that the refinancing of debt and bonds does not result in a new financial liability (see note 21).

No changes have been made to prior year judgments relating to existing uncertainties.

The Group is also exposed to interest rate and currency risks. Refer to sensitivity analysis in note 30.

At 31 December 2019 results from operating activities include “Profit/(loss) of equity accounted investees with similar activity to that of the Group” amounting to Euros 8,972 thousand. This change is justified due to the fact that some of the investee companies perform the same activity as the Group’s statutory activity described in note 1, together with its growing contribution to the consolidated statement of profit and loss . The Group has proceeded to apply this decision in the presentation of these consolidated financial statements without retroactive effect, as the amount in previous years is not significant.

(b)Basis of consolidation

Appendix I shows details of the percentages of direct or indirect ownership of subsidiaries by the Company at 31 December 2019, 2018 and 2017, as well as the consolidation method used in each case for preparation of the accompanying consolidated financial statements.

Subsidiaries in which the Company directly or indirectly owns the majority of equity or voting rights have been fully consolidated. Associates in which the Company owns between 20% and 50% of share capital and over which it has no control but does have significant influence, have been accounted for under the equity method.

Although the Group holds 30% of the shares with voting rights of Grifols Malaysia Sdn Bhd, it controls the majority of the economic and voting rights of Grifols Malaysia Sdn Bhd through a contract with the other shareholder and a pledge on its shares. As a consequence, it has been fully consolidated.

Grifols (Thailand) Ltd. has two classes of shares and it grants the majority of voting rights to the class of shares held by the Group. As a consequence, it has been fully consolidated.

Changes in associates and jointly controlled entities are detailed in note 11.

Changes in subsidiaries

In 2019:

•

The Group aims to reinforce its strategic presence in China. In March 2019, Grifols entered into a shares exchange agreement with Shanghai RAAS Blood Products Co. Ltd. (hereinafter SRAAS), through which Grifols should deliver 90 shares of its US subsidiary Grifols Diagnostic Solutions Inc. (hereinafter GDS) (representing 45% of the economic rights and 40% of the voting rights), and in exchange should receive 1,766 million of SRAAS shares (representing 26.2% of the share capital). Thus, such transaction does not entail a cash flow movement.

The exchange ratio determined upon that date, was estimated using different valuation methods, among others the stock price for SRAAS and discounted cash flows and market multiples for GDS.

Grifols will retain the control of GDS through the retention of the 55% of the economic rights and 60% of the voting rights and shares received of SRAAS will be considered as an investment in an associate because Grifols will have a significant influence according to IAS 28 - Investment in Associates and Joint Ventures.

As of 30 September 2019, Grifols obtained the authorization from the US agency, "Committee on Foreing Investment in the United States" (CFIUS) and on 13 November 2019, Shanghai RAAS Blood Products, Co. Ltd. obtained the authorization from the Chinese Securities Regulatory Commission (CRSC).

As of 31 December 2019, Grifols transferred the rights of 90 shares of its subsidiary GDS in exchange of a contractual right in which will result in an investment in an associate (equivalent to 1,766 million of SRAAS shares), because at that date no shares of SRAAS were received. As a consequence, as of 31 December 2019, SRAAS was the minority shareholder owner of the 45% of GDS. Such contractual right fulfills the definition of financial asset under IFRS 9 - Financial Instruments and has been classified as a financial asset at fair value with changes in results for not complying with the principal and interest payment criteria (because they will be received participations in SRAAS). Grifols has recorded the aforementioned contractual right for the fair value of the GDS shares transferred and subsequently said right was measured based on its fair value with changes in results.

The delivery of GDS shares had no impact on the consolidated results of Grifols Group according to IFRS 10 - Consolidated Financial Statements, since it is considered a transaction with non-controlling interest where Grifols retained control over GDS. The impact in the Consolidated balance sheet at 31 December 2019 resulted in an increase of: Other Current Financial Assets amounting to EUR 1,717 million (note 12); Non-controlling Interests amounting to EUR 1,511 million (note 18); Retained Earnings amounting to EUR 227 million (note 16), a decrease in translation differences for an amount of Euros 22 million and a benefit in the consolidated statement of profit and loss from fiscal year 2019 amounting Euros 1 million related to the change in the contractual right value (note 27).

Finally, the directly attributable costs to the future acquisition of SRAAS were recognized as a Current Asset amounting to EUR 12 million as of 31st December 2019 and are presented under chapter "Other Current Assets". Subsequently, such costs will be included in the initial carrying amount at the date of acquisition of SRAAS.

•

On 11 May 2016 Grifols acquired a 49.19% stake in Interstate Blood Bank, Inc. (IBBI), 48.97% of Bio-Blood Components, Inc. (Bio-Blood) and 48.90% of Plasma Biological Services, LLC. (PBS) (“IBBI Group”), a group based in Memphis, USA, for the price of US Dollars 100 million (Euros 88,215 thousand). The Group also entered into a call option on the remaining shares for a price of US Dollars 100 million, having agreed a payment of US Dollars 10 million (Euros 9,007 thousand) for the call option. The purchase price and the call right were paid upon signature of the contract. The principal business activity of IBBI and its affiliates is the collection of plasma for the plasma fractionation industry, with 26 plasma collection centers, 9 blood donation centers and one laboratory In April 2019, the Group has exercised the call option and has completed the acquisition of the remaining shares of the IBBI companies (see note 3).

•

On 24 July 2019, the Group acquired 33 shares of Progenika Biopharma, S.A for an amount of Euros 4 thousand. As a result, the Group increased its interest from 99.99% to 100%. With this acquisition, the Group has the full control of Progenika Biopharma, S.A and therefore it ceases to have non-controlling interest (see notes 18 and 16 (c)).

•

On 16 April 2019 and 3 December 2019 Araclon Biotech , S.L carried out two share capital increases of Euros 16.8 million and Euros 5.9 million, respectively. After the latter capital increase Grifols’ interest rises to 75.1% (see notes 18 and 16 (c)).

•	With effect as of 1 January 2019, Instituto Grifols, S.A. and Gri-Cel, S.A. entered into a merger agreement. The surviving company was Instituto Grifols, S.A.

In 2018:

•

On 28 December 2018, Grifols sold Biotest US Corporation and Haema AG to Scranton Enterprises B.V. for a global amount of US Dollars 538,014 thousand. Scranton is an existing shareholder of Grifols (see note 3(b)).

•

On 1 August 2018, Grifols, through its subsidiary Grifols Shared Services North America, Inc. completed the acquisition of 100% of the shares in Biotest US Corporation for a price of US Dollars 286,454 thousand, after obtaining the consent of the US Federal Trade Commission (see note 3).

•

On 19 March 2018, Grifols entered into an agreement with Aton GmbH for the purchase of 100% of the shares of German based pharmaceutical company Haema AG, in exchange for a purchase price of Euros 220,191 thousand on a debt free basis. The closing of this transaction took place in June 2018 (see note 3).

•

On 26 January 2018, Grifols through its subsidiary Grifols Shared Services North America, Inc, subscribed a capital increase in the amount of US Dollars 98 million in the U.S company Goetech LLC, based in Denver, Colorado, trading as Medkeeper. As a result, Grifols reached a 54.76% interest in Medkeeper and a majority position on the board of directors.

•

On 12 January 2018 the Group acquired the remaining 50% of the voting rights of Aigües Minerals de Vilajuïga, S.A. and consequently Grifols held 100% of the voting rights for a total amount of Euros 550 thousand.

In 2017:

•	On 4 December 2017, Progenika Biopharma, S.A., transferred the total shares of Abyntek Biopharma, S.L. to a third party. No profit or loss was recognized on this transaction.
•

On 11 October 2017, Grifols Diagnostic Solutions, Inc. acquired an additional 0.98% interest in Progenika Biopharma, S.A. from its non-controlling interests for a total amount of Euros 644 thousand in the form of a cash payment. As a result, Grifols owed 90.23% of Progenika’s share capital at 31 December 2017.

•

On 24 July 2017, Grifols acquired an additional 40% interest in Kiro Grifols, S.L. for a purchase price of Euros 12.8 million. With this new acquisition, Grifols reached a 90% interest in equity of Kiro Grifols S.L. (see note 3(b)).

•	On 13 March 2017, Progenika Latina, S.A. de C.V., was wound up. The assets and liabilities of Progenika Latina. S.A. de C.V were integrated into Progenika Biopharma, S.A.
•

On 31 January 2017, Grifols closed the transaction for the asset purchase agreement to acquire Hologic’s business of NAT (Nucleic Acid Testing) donor screening unit, previously agreed on 14 December 2016, for a total amount of US Dollars 1,865 million (see note 3(a)).

•	On 5 January 2017, the Group incorporated a new company called Chiquito Acquisition Corp.
•	With effect as of 1 January 2017, Grifols Diagnostic Solutions, Inc. and Progenika, Inc. entered into a merger agreement. The surviving company was Grifols Diagnostic Solutions, Inc.

(c)Amendments to IFRS in 2019, 2018 and 2017

In accordance with IFRS, the following should be noted in connection with the scope of application of IFRS and the preparation of these consolidated financial statements of the Group.

Effective date in 2017

Mandatory application for annual periods
Standards		IASB effective date	EU effective date

IAS 12	Recognition of Deferred Tax Assets for Unrealized Losses (issued on 19 January 2016)	1 January 2017	1 January 2017

IAS 7	Disclosure Initiative (issued on 29 January 2016)	1 January 2017	1 January 2017

Various	Annual improvements to IFRSs 2014 - 2016 cycle (issued on 8 December 2016) - IFRS 12	1 January 2017	1 January 2017

Effective date in 2018

Mandatory application for annual periods beginning on or after:
Standards		IASB effective date	EU effective date

IFRS 15	Revenue from contracts with Customers (issued on 28 May 2014)	1 January 2018	1 January 2018

IFRS 15	Clarification to IFRS15 Revenue from Contracts with Customers (issued on 12 April 2016)	1 January 2018	1 January 2018

IFRS 9	Financial instruments (issued on 24 July 2014)	1 January 2018	1 January 2018

IFRS 2	Classification and Measurement of Share-based Payment Transactions (issued on 20 June 2016)	1 January 2018	1 January 2018

IFRS 4 IFRS 9	Applying IFRS 9 Financial Instruments with IFRS 4 Insurance Contracts (issued on 12 September 2016)	1 January 2018	1 January 2018

IFRIC 22	IFRIC 22 Interpretation: Foreign currency translations and Advance Consideration (issued on 8 December 2016)	1 January 2018	1 January 2018

IAS 40	Amendments to IAS 40: Transfers of Investment Property (issued on 8 December 2016)	1 January 2018	1 January 2018

Various	Annual improvements to IFRSs 2014 - 2016 cycle (issued on 8 December 2016)	1 January 2018	1 January 2018

The application of these standards and interpretations had some impacts on the consolidated financial statements for the year ended 31 December 2018, which are detailed below:

IFRS 9 Financial Instruments

IFRS 9 Financial Instruments was applied on 1 January, 2018 without any restatements of the comparative figures relative for the prior year. The impacts of the first-time adoption, recognized directly in equity, were as follows:

•	Classification and measurement of financial assets:

In general terms, based on the analysis of the new classification based on the business model, the majority of financial assets continued to be measured at amortized cost, the main exception being equity instruments, which are measured at fair value through profit or loss.

•	Impairment of financial assets:

As mentioned in Note 4k, the Group applied the simplified estimated expected loss model to estimate the impairment of “Trade and other receivables”.

In this context, the Group defined a methodology to evaluate periodically (annually), firstly, if there are significant variations in the credit risk of the counterparties (commercial customers), to subsequently determine the expected credit loss during the life of the asset considering the low credit risk.

At 31 of December  2018, Group management considered that the credit risk for “Trade and other receivables” was low according to the payment behavior of customers, as well as based on the historical experience of credit lossin the Group (2017: 0.19%, 2016: 0.17% and 2015: 0.13%).

As a result of applying this methodology, at 31December  2018, the amount of impairment for estimated loss estimated for “Trade and other receivables” was not significant, nor did it differ significantly from the amount recognized under the impairment model of loss incurred set out in IAS 39.

•	Modification or exchanges of financial liabilities that do not result in derecognition of liabilities

According to the IASB's interpretation published in October 2017, when a financial liability measured at amortized cost is modified or exchanged and does not result in the derecognition of the financial liability, a gain or loss should be recognized in profit or loss, calculated as the difference between the original contractual cash flows from the liability and the new modified cash flows, discounted at the original effective interest rate of the liability.

IFRS 9 must be applied retrospectively as of 1 January 2018, therefore any gains or losses from the modification of financial liabilities that arise from applying the new standard in years prior to 1 January 2018 were recognized in reserves at that date and the comparative period was not re-expressed. Grifols  retrospectively calculated the impact of adopting IFRS 9 on the refinancing of its senior debt and unsecured senior corporate notes in 2014 and 2017. As a result of these new calculations, the 2014 refinancing of both debts did not cause the derecognition of the respective liabilities, therefore generating an adjustment to profit and loss in that year. Considering the retroactive adjustment generated in 2014, the 2017 refinancing of senior debt did not result in the derecognition of the financial liability either. However, the refinancing of the unsecured senior corporate notes led to derecognition of the liability as it did not pass the new quantitative test. The adoption of IFRS 9 entailed a positive impact on reserves of Euros 24,636 thousand.

Details of the impacts on reserves due to the application of IFRS 9 application are follows:

	Thousand of Euros
			Impact
Senior Unsecured Noted	IAS 39	IFRS 9	01/01/2018

Total Debt	853,667	1,000,000	146,333
Deferred Expenses			(41,035)
Negative Impact in reserves			105,298

	Thousand of Euros
			Impact
Senior Secured Debt	IAS 39	IFRS 9	01/01/2018

Total Debt	3,375,157	3,226,244	(148,913)
Deferred Expenses			18,979
Positive impact in reserves			(129,934)

	Thousand of Euros
			Impact
Total Impact	IAS 39	IFRS 9	01/01/2018
Total Debt	4,228,824	4,226,244	(2,580)
Deferred Expenses			(22,056)
Positive impact in reserves			(24,636)

IFRS 15 Revenue from Contracts with Customers

IFRS 15 provides a framework that replaces the previous guides on revenue recognition. According to the new criteria, a five-step model should be used to determine the timing and amounts of revenue recognition:

Step 1: Identify the contract.

Step 2: Identify the performance obligations in the contract.

Step 3: Determine the transaction price.

Step 4: Allocate the transaction price to the performance obligations in the contract.

Step 5: Recognize revenue.

This new model specifies that revenue should be recognized when (or as) control of the goods or services is transferred from an entity to customers, for the amount the entity expects to be entitled to receive. Depending on whether certain criteria are met, revenue is recognized over time, reflecting that the entity has satisfied the performance obligation, or at a point in time, when control of the goods or services is transferred to customers.

In order to identify the potential impacts of the application of the revenue recognition model according to IFRS15, the Group’s internal revenue recognition policies for the different types of contracts with customers (contract groups) were analyzed, identifying the performance obligations, the price of the transaction, its allocation to each performance obligation and the determination of their satisfaction schedule.

The Group assessed that the contractually agreed performance obligations are independent of each other, where each one has an assigned price in the contract (and that represents the independent sale price), and whose income is recognized at the time that the control is transferred (upon of hemoderivative products; diagnostic and hospital products, and equipment) or at the time when the service is rendered.

On the basis of this analysis, no performance obligations were identified whose recognition pattern differed significantly from the income pattern previously applied under IAS 18 (nor does it require new judgments for recognition), concluding that the effect on the consolidated financial statements derived from the application of IFRS 15 was not relevant.

On the other hand, based on the application of IFRS 15, no new assets or liabilities for contracts were identified with respect to those already recognized under the previous regulations, except for those referring to commissions for gaining customers, which amounted to Euros 2,934 thousand at 31 of December  2018, and which were considered as costs of obtaining a contract (not as an asset due to a contract).

Finally, it should be highlighted that no contracts with financing components were identified.

Effective in 2019

Mandatory application for annual periods beginning on or after:
Standards		IASB effective date	EU effective date
IFRS 16	Leases (Issued on 13 January 2016)	1 January 2019	1 January 2019
IFRIC 23	Uncertainty over Income Tax Treatments (issued on 7 June 2017)	1 January 2019	1 January 2019
IFRS 9	Prepayment Features with Negative Compensation (issued on 12 October 2017)	1 January 2019	1 January 2019
IAS 28	Long-term interests in Associates and Joint Ventures (issued on 12 October 2017)	1 January 2019	1 January 2019
Various	Annual Improvements to IFRS Standards 2015-2017 Cycle (issued on 12 December 2017)	1 January 2019	1 January 2019
IAS 19	Plan Amendment, Curtailment or Settlement (issued on 7 February 2018)	1 January 2019	1 January 2019

The application of these standards and interpretations has not had any significant impact on the consolidated financial statements, except for IFRS 16 "Leases", as follows:

IFRS 16 “Leases”

IFRS 16 brings in a single model for lease accounting by lessees in the statement of financial position. A lessee recognizes a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. There are optional exemptions for short-term leases and leases of low value items. Lessor accounting remains similar to the current standard. Lessors continue to classify leases as finance or operating leases.

IFRS 16 replaces existing guidance on leases, including IAS 17 Leases, IFRIC 4 Determining whether an arrangement contains a lease, SIC-15 Operating leases-Incentives and SIC-27 Evaluating the substance of transactions involving the legal form of a lease.

The Group adopted IFRS 16 for the first time on 1 January 2019, but has not restated comparative figures for the 2018 reporting period, as permitted under the specific transitional provisions in the standard. The reclassifications and the adjustments arising from the new leasing rules are therefore recognized in the opening balance sheet at 1 January 2019.

On 1 January 2019 there was no impact in equity due to the IFRS 16 application.

The main policies, estimates and criteria for the application of IFRS 16 are as follows:

•	Scope: IFRS 16 evaluation considers all the contracts in which the Group acts as lessee, except for contracts between the Group companies and the cancelable contracts.
•

Transition approach: The Group has opted to implement IFRS 16 using the modified retrospective approach, whereby the right-of-use asset is measured at an amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments relating to that lease recognized in the consolidated statement of financial position immediately before the date of initial application. When applying this modified retrospective approach, the Group does not re-express the comparative information.

•

Discount rates: under IFRS 16, a lessee shall discount the future lease payments using the interest rate implicit in the lease if that rate can be readily determined. Otherwise, the lessee shall use the incremental borrowing rate. The Group uses the incremental borrowing rate. This is the rate that a lessee would have to pay at the commencement date of the lease for a loan over a similar term, and with similar security, to obtain an asset of a similar value to the right–of-use asset.

An incremental effective interest rate has been applied and varies from 2.07% to 8.18% depending on the geographical area and the term of the lease agreement at the transition date.

•

The lease term is the non-cancellable period considering the initial term of each contract unless Grifols has a unilateral extension or termination option and there is reasonable certainty that this option will be exercised, in which case the corresponding extension term or early termination will be taken into account.

The Group leases several buildings, equipment and vehicles. Leases agreements are usually made for fixed periods, as shown below:

Average lease term
Buildings and warehouses	10 to 15 years
Donor centers	13 to 15 years
PCs and hardware	3 to 5 years
Machinery	4 to 5 years
Vehicles	3 to 5 years

The lease terms of the agreements are negotiated on an individual basis and contain a wide range of terms and conditions.

•

Accounting policies applied during transition: The Group has employed the following practical expedients when applying the simplified method to leases previously carried as operating leases under IAS 17 Leases:

o	Non-application of IFRS 16 to agreements that were not previously deemed to contain a lease under IAS 17 and IFRIC 4 “Determining whether an arrangement contains a lease”.
o	Exclusion of the initial direct costs from the measurement of the right-of-use asset on the date of first-time adoption.
o	Exclusion of leases that expire within 12 months as from the date of first-time adoption.
o	Exclusion of leases in which the underlying asset has a low value.

The reconciliation of lease liabilities for buildings and warehouses in relation to leases which had previously been classified as operating leases under IAS 17 (related to non-cancelable agreements and renewals) and lease liabilities under IFRS 16 at 1 January 2019 is as follows:

01/01/2019
Thousands of Euros
Operating lease commitments existing as at 31 December 2018	400,579
Periods covered by an option to extend the lease by the Group	579,261
Discounting using the Group's incremental borrowing rate	(311,116)
finance lease liabilities recognised as at 31 December 2018	1,395
Short-term leases recognised on a straight-line basis as expense	(4,822)
Others	(349)
Lease liability recognised as at 1 January 2019	664,948

The Group’s activities as a lessor are immaterial, and therefore the application of IFRS 16  has not had a significant impact on the consolidated financial statements.

IFRIC 23 - "Uncertainty in the treatment of income taxes”

IFRIC 23 "Uncertainty in the treatment of income taxes" clarifies how to apply the recognition and measurement requirements of IAS 12 "Income taxes" when there is uncertainty as to the treatment of income taxes. In this situation, an entity reflects the effect of uncertainty when determining taxable earnings, tax bases, unused tax losses, unused tax credits and tax rates.

Grifols analyzed the possible uncertain tax treatments, concluding that the application of this interpretation do not have an impact on 2019 consolidated financial statements

Standards issued but not effective in 2019

		Mandatory	Mandatory
		application for annual	application for annual
		periods beginning on	periods beginning on
		or after:	or after:
Standards		IASB effective date	EU effective date

IAS 1	Definition of material (issued on 31 October 2018)	1 January 2020	1 January 2020
IAS 8
Amendments to references to the Conceptual Framework in
Various	IFRS Standards (issued on 29 March 2018)	1 January 2020	1 January 2020

IFRS 3	Amendment to IFRS 3: Business combinations (issued on 22 October 2018)	1 January 2020	pending
IFRS 9
IAS 39	Interest rate benchmark reform (issued on 26 September 2019)	1 January 2020	1 January 2020
IFRS 7
IFRS 17	Insurance Contracts (issued on 18 May 2017)	1 January 2021	pending

The Group has not applied any of these standards or interpretations in advance of their effective date.

The application of these standards and interpretations is not expected to have any significant impact on the consolidated financial statements.